UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-07533

The Lou Holland Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Address of principal executive offices)

Monica L. Walker

Holland Capital Management LLC

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Susan Chamberlain

Holland Capital Management LLC

One North Wacker Drive, Suite 700

Chicago, IL 60606

Registrant's telephone number, including area code: (312) 553-4844

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The Lou Holland Growth Fund
Schedule of Investments
March 31, 2008 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.4% (a)
	Auto & Transportation - 3.7%
8,650	Burlington Northern Santa Fe Corp.	$ 797,703
5,675	FedEx Corp.	525,902
6,900	United Parcel Service Inc. - Class B	503,838
		1,827,443
	Consumer Discretionary - 11.8%
6,050	Costco Wholesale Corp.	393,069
1,600	Google Inc. - Class A *	704,752
14,500	International Game Technology	583,045
11,050	Kohl's Corp. *	473,935
8,200	MSC Industrial Direct Co. - Class A	346,450
11,600	Omnicom Group Inc.	512,488
22,950	Staples Inc.	507,425
9,950	Wal-Mart Stores, Inc.	524,166
25,700	Walt Disney Co.	806,466
24,500	Yum! Brands Inc.	911,644
		5,763,440
	Consumer Staples - 7.3%
7,800	Diageo Plc - ADR	634,296
24,500	PepsiCo, Inc.	1,768,900
16,650	Procter & Gamble Co.	1,166,665
		3,569,861
	Financial Services - 5.3%
10,450	AFLAC Inc.	678,728
14,850	Automatic Data Processing, Inc.	629,492
2,700	Goldman Sachs Group, Inc.	446,553
45,850	TD Ameritrade Holding Corp. *	756,984
1,050	Visa Inc.- Class A *	65,477
		2,577,234
	Healthcare - 17.3%
17,800	Covidien Ltd. f	787,650
12,250	CVS Caremark Corp.	496,248
11,750	Genzyme Corp. *	875,845
20,850	Hospira Inc. *	891,755
10,050	Invitrogen Corp. *	858,974
18,250	Johnson & Johnson	1,183,878
9,200	Laboratory Corporation of America Holdings *	677,856
13,800	McKesson Corp.	722,706
7,900	Medtronic Inc.	382,123
69,400	Schering-Plough Corp.	1,000,053
12,750	Teva Pharmaceutical Industries Ltd. –
	Sponsored ADR	588,922
		8,466,010
	Integrated Oils - 5.7%

15,800	Exxon Mobil Corp.	1,336,364
19,800	Occidental Petroleum Corp.	1,448,765
		2,785,129
	Other - 1.2%
15,250	General Electric Co.	564,403

	Other Energy - 11.5%
17,750	BJ Services Co.	506,053
35,100	Halliburton Co.	1,380,483
13,850	Noble Corp. f	687,930
25,700	Southwestern Energy Co. *	865,832
36,500	XTO Energy, Inc.	2,257,890
		5,698,188
	Producer Durables - 7.6%
22,150	American Tower Corp. *	868,502
12,850	Roper Industries Inc.	763,804
33,550	Suntech Power Holdings Co. Ltd. - ADR *	1,360,788
6,600	Terex Corp. *	412,500
5,250	United Technologies Corp.	361,304
		3,766,898
	Technology - 25.0%
28,850	Adobe Systems Inc. *	1,026,772
7,500	Affiliated Computer Services Inc. *	375,825
15,600	Apple Inc. *	2,238,600
57,600	Cisco Systems, Inc. *	1,387,584
56,050	Citrix Systems, Inc. *	1,643,947
52,650	Intel Corp.	1,115,127
10,600	International Business Machines Corp.	1,220,484
71,650	Microsoft Corp.	2,033,427
17,550	QUALCOMM Inc.	719,550
29,100	Symantec Corp. *	483,641
		12,244,957
	Utilities - 3.0%
38,125	Comcast Corp. - Class A	737,338
13,350	Questar Corp.	755,076
		1,492,414

	Total common stocks (cost $40,952,614)	48,755,977

	SHORT-TERM INVESTMENTS - 0.9% (a)
	Money Market Fund - 0.9%
$ 423,058	Fidelity Institutional Government Money Market Fund, 2.70% (b)	$ 423,058
	Total short-term investments (cost $423,058)	423,058

	Total Investments - 100.3% (cost $41,375,672)	49,179,035
	Other liabilities in excess of other assets - (0.3%) (a)	(156,582)
	TOTAL NET ASSETS - 100%	$ 49,022,453

(a) Percentages for the various classifications relate to net assets.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2008.
f Foreign security
* Non-income producing security
ADR - American depository receipt

Investment Valuation
The net asset value of shares of The Lou Holland Growth Fund (the "Fund") is normally calculated as of the close of trading (generally, 4:00 PM Eastern) on the New York Stock Exchange
(the "Exchange") on every day the Exchange is open for trading. Stocks are valued at the last quoted sales price on the exchange on which they are primarily traded. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker/dealers. Investments in mutual funds are valued at the net asset value per share determined as of the close of the Exchange on the valuation date.

Short-term securities maturing within sixty (60) days are valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under procedures approved by Holland Capital Management LLC
(the “Investment Adviser”) and the Board of Trustees. As of March 31, 2008, no securities were fair valued. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in a particular security was halted during the day and not resumed prior to the close of trading on the Exchange.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting
Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments under SFAS No. 157 guidance.
These inputs are summarized into three broad categories. Level 1 includes exchange-listed prices and broker quotes in active markets. Level 2 includes securities for which valuations are determined from significant observable inputs such as quoted prices of similar securities for ADRs. Level 3 includes value determined from significant unobservable inputs including the Fund's own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments requiring disclosure under SFAS No. 157, as noted above, as of March 31, 2008:

Investments in Securities

Level 1	$ 46,595,029
Level 2	2,584,006
Level 3	-
Total	$ 49,179,035

Income Tax Information
At March 31, 2008, the aggregate cost of investment securities for income tax purposes was
$41,424,124. Net unrealized appreciation aggregated to $7,754,911, of which $9,730,939 was related to appreciated investment securities and $1,976,028 was related to depreciated investment securities.

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)    Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures are effective and that they provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the "Act")) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibit 3(a) and Exhibit 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LOU HOLLAND TRUST

By:	/s/ Monica L. Walker
Name:	Monica L. Walker
Title:	President and Principal Executive Officer
Date:	May 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Monica L. Walker
Name:	Monica L. Walker
Title:	President and Principal Executive Officer
Date:	May 12, 2008

By:	/s/ Laura J. Janus
Name:	Laura J. Janus
Title:	Treasurer and Principal Financial Officer
Date:	May 12, 2008

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.